Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease (Detail) $ in Thousands	Mar. 28, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 64
2022	1,814
2023	12,546
2024	17
2025	3
Thereafter	2,109
Total	$ 16,553